Average Annual Total Returns - Class P3 Shares - Voya International High Dividend Low Volatility Fund	Class P3 1 Yr	Class P3 5 Yrs	Class P3 10 Yrs	Class P3 Since Inception	Class P3 Inception Date	Class P3 After tax on distributions 1 Yr	Class P3 After tax on distributions 5 Yrs	Class P3 After tax on distributions 10 Yrs	Class P3 After tax on distributions Since Inception	Class P3 After tax on distributions with sale 1 Yr	Class P3 After tax on distributions with sale 5 Yrs	Class P3 After tax on distributions with sale 10 Yrs	Class P3 After tax on distributions with sale Since Inception	MSCI EAFE® Value Index, 1 Yr		MSCI EAFE® Value Index, 5 Yrs	MSCI EAFE® Value Index, 10 Yrs	MSCI EAFE® Value Index, Since Inception		MSCI EAFE® Index, 1 Yr		MSCI EAFE® Index, 5 Yrs	MSCI EAFE® Index, 10 Yrs	MSCI EAFE® Index, Since Inception
Total	(0.24%)			3.80%	Feb. 28, 2019	(0.54%)			3.27%	0.26%			2.95%	(2.63%)	[1],[2]	[1],[2]	[1],[2]	2.28%	[1],[2]	7.82%	[1],[2]	[1],[2]	[1],[2]	10.64%	[1],[2]

[1]	Effective December 31, 2020 the Fund changed its benchmark from the MSCI EAFE® Index to the MSCI EAFE® Value Index because the MSCI EAFE® Value Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Fund invests.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.